Shareholder Report, Line Graph (Details) B297505_Direxion Daily 7-10 Year Treasury Bear 3X Shares_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Direxion Daily 7-10 Year Treasury Bear 3X Shares NAV
Accumulated Value	$ 9,400	$ 10,501	$ 8,791	$ 5,388	$ 5,011	$ 6,515	$ 9,420	$ 8,486	$ 8,268	$ 10,000	$ 9,055
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	32,272	23,383	21,230	24,862	17,397	15,857	13,870	12,921	10,451	10,000	$ 39,196
ICE U.S. Treasury 7-10 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE U.S. Treasury 7-10 Year Bond Index
Accumulated Value	$ 10,647	$ 9,734	$ 9,972	$ 11,916	$ 12,385	$ 11,417	$ 9,966	$ 10,291	$ 10,466	$ 10,000	$ 11,345